Principal Accounting Policies - Summary of the Disaggregated Revenues (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue	¥ 11,238,638	$ 1,539,687	¥ 8,436,159	¥ 6,733,644
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	84,944		101,201	91,300
Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Revenues attributable to value added tax	¥ 5,098,000		4,173,000	3,551,000
Transaction Service [Member] | Freight Listing Service [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			101,200	91,300
Transaction Service [Member] | Other Value Added Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			¥ 4,700	¥ 4,600